Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

7. Leases

The Group’s operating leases mainly related to offices facilities and staff quarters. As of December 31, 2024 and 2025, the Group recognized the following items related to operating leases on its consolidated balance sheet:

	December 31, 2024	December 31, 2025
	RMB	RMB
Operating lease ROU assets	12,692	23,572
Lease liabilities, non-current	(4,424)	(9,962)
Lease liabilities, current	(8,240)	(14,619)
Total lease liabilities	(12,664)	(24,581)
Weighted average remaining lease term	1.6 years	1.9 years
Weighted average discount rate	4.9%	4.90%

The components of lease cost for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease cost	16,903	17,460	15,263
Short-term lease cost	12,895	9,706	7,790
Total lease cost	29,798	27,166	23,053

No lease cost was capitalized as part of the cost of another asset.

SOUND GROUP INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(All amounts in thousands, except for share, ADS, per share and per ADS data)

7. Leases (continued)

A summary of maturity of lease liabilities under the Group’s non-cancellable operating leases as of December 31, 2025 is as follows：

RMB
2026	14,954
2027	10,409
2028	247
Total future lease payments	25,610
Impact of discounting remaining lease payments	(1,029)
Total lease liabilities	24,581

A summary of operating lease assets under the Group’s non-cancellable operating leases as of December 31, 2025 is as follows：

RMB

Carrying amount, beginning of year	12,692
Additions	27,255
Amortization	(15,263)
Sub-total	24,684
Less: impairment losses (1)	(1,112)
Carrying amount, end of year	23,572

(1)	In 2025, The Company entered into a sublease agreement at below-market rental rates for an office facility, which reduced the expected future cash flow attributable to the underlying right-of-use asset, which of carrying amount was lower than the fair value estimated by using discounted cash flow (inclusive of sublease income) based on market rental rates. The Company determined that the carrying amounts of the right-of-use asset were no longer fully recoverable. As a result, the Company recognized an impairment loss of RMB1.1 million within operating expenses in the consolidated statements of operations and comprehensive (loss)/income for the year ended December 31, 2025.

SOUND GROUP INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(All amounts in thousands, except for share, ADS, per share and per ADS data)